SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of the RSU activity

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		(in whole US dollars)
Unvested at January 1, 2023	3,189,376	25.65
Granted	206,067	38.64
Vested	(1,652,686)	24.81
Forfeited	(82,575)	26.97
Unvested at December 31, 2023	1,660,182	27.21

Summary of Company share-based compensation expense by plan included in consolidated statements of operations

	Years Ended December 31,
	2021	2022	2023
	$	$	$
2006 Share incentive plan	8,808	9,370	46,981
2020 CSI Solar employee incentive plan	—	—	8,354
	8,808	9,370	55,335